UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


 Read instructions at end of Form before preparing Form.  PLEASE PRINT OR TYPE.


1.    Name and address of issuer:     USAA MUTUAL FUNDST TRUST
                                      9800 Fredericksburg Road
                                      San Antonio, Texas  78288

2.    Name of each series or class of funds for which this notice is filed:

      Aggressive Growth Fund Shares
      Aggressive Growth Fund Institutional Shares
      Capital Growth
      First Start Growth
      Growth Fund Shares
      Growth Fund Institutional Shares
      Growth & Income Fund
      High-Yield Opportunities Fund Shares
      High-Yield Opportunities Fund Institutional Shares
      Income Fund Shares
      Income Fund Institutional Shares
      Income Stock Fund Shares
      Income Stock Fund Institutional Shares
      Intermediate-Term Bond Fund Shares
      Intermediate-Term Bond Fund Institutional Shares
      Money Market
      Science & Technology
      Short-Term Bond Fund Shares
      Short-Term Bond Fund Institutional Shares
      Small Cap Stock Fund Shares
      Small Cap Stock Fund Institutional Shares
      Value Fund Shares
      Value Fund Institutional Shares

3.    Investment Company Act File Number:          811-7852

      Securities Act File Number:                  33-65572

4(a). Last day of the fiscal year for which this Form is filed:  July 31, 2010

4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2):
      Not Applicable

4(c). Check box if this is the last time the issuer will be filing this Form:
      Not Applicable.

5.    Calculation of registration fee:

      (i)   Aggregate sale price of
            securities sold during the
            fiscal year in pursuant to
            section 24(f):                                    $ 9,535,846,550.44

      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                $ 8,401,189,025.11

     (iii)  Aggregate price of shares
            redeemed or repurchased during
            any prior fiscal year ending
            no earlier than October 11,
            1995 that were not previously
            used to reduce registration
            fees payable to the Commission: $              -
                                               ---------------

      (iv)  Total available redemption
            credits [add Items 5(ii) and
            5(iii):                                         - $ 8,401,189,025.11
                                                              ------------------

      (v)   Net sales -- if Item 5(i) is
            greater than Item 5(iv)
            [subtract Item 5(iv) from Item
            5(i)]:                                            $ 1,134,657,525.33

      --------------------------------------------------------
      (vi)  Redemption credits available    $                0
            for use in future years -- if
            Item 5(i) is less than Item
            5(iv) [subtract Item 5(iv) from
            Item 5(i)]:
      --------------------------------------------------------

     (vii)  Multiplier for determining
            registration fee (See
            Instruction C.9):                                 x        0.0000713
                                                              ------------------

    (viii)  Registration fee due [multiply
            Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):                     =        80,901.08
                                                                ===============

6.    Prepaid Shares
      If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: n/a. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future years, then state that number here: n/a.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                              + $            n/a
                                                                ----------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                              = $      80,901.08
                                                                ================

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: October 1, 2010
                                        ------------------
            Method of Delivery:

                               X   Wire Transfer
                              ---
                                    Mail or other means
                              ---

                                   SIGNATURES

      This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

      By (Signature and Title)* \s\ Roberto Galindo, Jr.
                               -----------------------------------------

                               Roberto Galindo, Jr., Treasurer
                               -----------------------------------------

      Date: October 4, 2010
            ------------------

 * Please print the name and title of the signing officer below the signature.